Share-Based Compensation (Schedule Of Information Regarding Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 35.69	$ 32.55	$ 32.55
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 45.81	$ 54.88	$ 54.88
Options Outstanding, Number Outstanding	125,816	435,054	761,931	891,826
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	10 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 36.29	$ 35.58	$ 35.15	$ 33.63
Exercisable Options Outstanding, Number Exercisable	125,149	397,073	677,538
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 36.31	$ 35.42	$ 34.88
$17.29 - $32.55 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 17.29
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 32.55
Options Outstanding, Number Outstanding	8,000
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	9 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 21.11
Exercisable Options Outstanding, Number Exercisable	7,333
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 20.06
$35.69 - $36.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 35.69
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 36.70
Options Outstanding, Number Outstanding	15,000
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 35.82
Exercisable Options Outstanding, Number Exercisable	15,000
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 35.82
$37.54 - $37.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 37.54
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 37.98
Options Outstanding, Number Outstanding	102,816
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	1 year
Options Outstanding, Weighted Average Exercise Price	$ 37.54
Exercisable Options Outstanding, Number Exercisable	102,816
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 37.54